Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 95,156	£ 80,918
Financial collateral, liabilities	16,772	18,823
Netting	(911)	(1,305)
Net exposure	322,745	310,155
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	281,600	270,900
Financial collateral, liabilities	200	200
Collateral non-cash	(215,700)	(217,500)
Netting	(100)	(500)
Net exposure	108,700	94,200
Derivative Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,400	3,300
Financial collateral, liabilities	0	0
Collateral non-cash	(1,800)	(1,900)
Netting	(800)	(800)
Net exposure	800	600
Other financial assets at fair value through profit loss [member] | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	400
Financial collateral, liabilities	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	200	400
Financial assets at fair value through profit loss [member] | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	3,600	3,700
Financial collateral, liabilities	0	0
Collateral non-cash	(1,800)	(1,900)
Netting	(800)	(800)
Net exposure	£ 1,000	£ 1,000